Other non-current liabilities	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities

Note 25	Other non-current liabilities

AS AT	NOTE	December 31, 2018	December 31, 2017	January 1, 2017
Long-term disability benefits obligation		288	322	302
Provisions	23	305	273	273
CRTC deferral account obligation	26	92	96	104
CRTC tangible benefits obligation	26	23	73	115
Other (1)		289	287	274
Total other non-current liabilities		997	1,051	1,068

(1) We have reclassified amounts from the previous period to make them consistent with the presentation for the current period.